Wells Fargo Funds Management, LLC
 525 Market Street, 12th Floor
 San Francisco, CA 94105

 December 1, 2017

Via EDGAR

EDGAR Operations Branch
 Division of Investment Management
 Securities and Exchange Commission
 450 Fifth Street, NW
 Washington, DC 20549

Re: Wells Fargo Funds Trust (the "Trust")
 Post-Effective Amendment No. 561 to Registration Statement
 No.333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each Fund listed in Exhibit A, the form of the Fund's prospecuts (other than the Class R6 prospectus)  that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 561 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on November 27, 2017.

If you have any questions, please contact me at (617) 210-3682.

Sincerely,

/s/ Maureen Towle

Maureen Towle

Senior Counsel

 Exhibit A

Wells Fargo Capital Growth Fund
 Wells Fargo Disciplined U.S. Core Fund
 Wells Fargo Growth Fund
 Wells Fargo Intrinsic Value Fund
 Wells Fargo Large Cap Core Fund
 Wells Fargo Large Cap Growth Fund
 Wells Fargo Large Company Value Fund
 Wells Fargo Low Volatility U.S. Equity Fund
 Wells Fargo Premier Large Company Growth Fund